Interest Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest Expense [Abstract]
Interest on borrowings	$ 238.3	$ 150.6	$ 112.2
Fees on financing agreements	10.6	15.4	32.1
Interest on tax liabilities	3.5	12.9	1.4
Interest Costs Capitalized	(74.2)	(26.7)	(10.4)
Interest expense	$ 178.2	$ 152.2	135.3
Accelerated amortization of debt issuance costs			$ 15.2